SUBORDINATED LOAN TO PARENT CORPORATION (Details) $ in Millions	Jan. 16, 2018 CAD ($)
SUBORDINATED LOAN TO THE PARENT CORPORATION
Subordinated loan reimbursed	$ 342.0